RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) In Millions, unless otherwise specified	Jun. 30, 2014 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Jun. 30, 2014 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Jun. 30, 2014 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2013 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Jun. 30, 2014 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2013 Interest rate contracts - short-term borrowings CAD	Jun. 30, 2014 Interest rate contracts - long-term debt CAD	Dec. 31, 2013 Interest rate contracts - long-term debt CAD	Jun. 30, 2014 Equity contracts CAD	Dec. 31, 2013 Equity contracts CAD	Jun. 30, 2014 Commodity contracts Natural gas MMcf	Dec. 31, 2013 Commodity contracts Natural gas MMcf	Jun. 30, 2014 Commodity contracts Crude oil MMBbls	Dec. 31, 2013 Commodity contracts Crude oil MMBbls	Jun. 30, 2014 Commodity contracts NGL MMBbls	Dec. 31, 2013 Commodity contracts NGL MMBbls	Jun. 30, 2014 Commodity contracts Power MWh	Dec. 31, 2013 Commodity contracts Power MWh
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2014	$ 307	€ 2	$ 710	€ 5	$ 1,936	$ 2,795	2,612	5,007	4,184	5,736	45	40
2015	25	28	25	28	2,751	2,751	5,222	5,210	1,780	1,779	45	41
2016	25		25		2,323	2,323	5,013	5,030	1,816	1,814	48
2017	413		413		2,557	2,557	4,048	3,965	1,090	1,090
2018	2		2		1,714	1,649	2,443	274
Thereafter	$ 4		$ 4		$ 3,771	$ 3,771	639	267
2014													(78,000)	17,000	(3)	(34)	(17)	(10)
2014																			39	55
2015													(50,000)	(8,000)	(23)	(29)	(6)	(2)
2015																			5	5
2016													(20,000)	10,000	(24)	(23)	(1)
2016																			20	20
2017													(13,000)	11,000	(18)	(18)
2017																			40	40
2018														46,000	(9)	(9)
2018																			30	30
Thereafter																			8	8